RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

3.	RECENT ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures by requiring; (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. For public business entities, the standard is effective for annual periods beginning after December 15, 2024. The Company adopted ASU 2023-09 prospectively for the year ended December 31, 2025. See Note 14 — Income Taxes. Since this new ASU addresses only disclosures, its adoption did not have any effect on the Company’s financial position, results of operations, or cash flows.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, requiring public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. ASU No. 2025-05 provides a practical expedient that permits an entity to assume that current economic conditions as of the balance sheet date do not change for the remaining life of the asset. Further, the ASU allows an entity, other than a public business entity, that elects the practical expedient to make an accounting policy election to consider collection activity after the balance sheet date when estimating expected credit losses. ASU 2025-05 is effective for the Company for annual periods beginning after December 15, 2025. The ASU is applied prospectively and early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832). ASU No. 2025-10 establishes guidance on the recognition, measurement, and presentation of government grants received by business entities. The guidance is effective for public business entities in annual periods beginning after December 15, 2028 (including interim periods within) and one year later for all other entities, with early adoption permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

On December 8, 2025, the FASB issued ASU 2025-11 to clarify the current interim disclosure requirements and the applicability of ASC 270 — “Interim Reporting” (“ASC 270”). The ASU creates a comprehensive list of interim disclosures in ASC 270 that are required in interim financial statements and the accompanying notes under GAAP. It also incorporates a disclosure principle requiring entities to disclose in interim periods events and changes that occur after the end of the most recent annual reporting period that have a material impact on the entity. ASU 2025-11 also clarifies that SEC registrants are required to refer to existing SEC guidance, such as Rule 10-01 of Regulation S-X, since those rules provide form and content requirements for condensed financial statements. ASU 2025-11 will be effective for interim and annual reporting periods beginning after 2027, which will be first quarter of fiscal 2028 for the Company. Early adoption is permitted, and the guidance can be applied prospectively or retrospectively. Since ASU 2025-11 is disclosure-related only, its adoption is not expected to have an effect on the Company’s financial position, results of operations, or cash flows. The Company is currently evaluating the disclosure guidance in ASU 2025-11 to determine if any new or amended disclosures will be required upon adoption.

Other than as described above, no accounting pronouncements issued or effective during the year ended December 31, 2025, has had or is expected to have a material impact on the consolidated financial statements.